Shareholder Report, Average Annual Return (Details) 193248_21Shares 2x Long Dogecoin ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
21Shares 2x Long Dogecoin ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		21Shares 2x Long Dogecoin ETF NAV
Average Annual Return, Percent	(48.46%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	3.21%